Earnings per share	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Earnings per share

Note 16. Earnings per share

Accounting policy

Basic earnings per share are calculated by dividing profit attributable to our ordinary shareholders by the weighted average number of ordinary shares outstanding during the period, adjusted to take into account the impact of treasury shares.

Diluted earnings per share is calculated by adjusting profit attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, for the effects of all potentially dilutive ordinary shares (stock-options, free shares, share warrants, employee warrants).

Detail of earnings per share

	For the year ended December 31,
	2015	2016	2017
Net profit (loss) attributable to shareholders of Cellectis ($ in thousands)	(22,796)	(67,255)	(99,368)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net profit per share	34,149,908	35,274,890	35,690,636
Basic / Diluted net profit (loss) per share ($ / share)
Basic net profit (loss) per share ($ /share)	(0.67)	(1.91)	(2.78)
Diluted net profit (loss) per share ($ /share)	(0.67)	(1.91)	(2.78)